NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION (Details Narrative) (USD $)	12 Months Ended	36 Months Ended	60 Months Ended
	Jun. 30, 2012	Apr. 30, 2014	May 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Monthly rate by April 30, 2014		$ 5,330
Monthly rate by May 31, 2016			840
Annual salary	100,000
Percentage of commision	0.5
Corporate housing expense	$ 70,532